Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Customer deposits	R$ 70,191
Structured operations certificates	19,474
Foreign exchange portfolio	8,962	R$ 7,011
Other financial liabilities	4
Total	98,631	7,011
Current	79,157	R$ 7,011
Non-current	R$ 19,474